Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 4,331,058	₩ 4,423,107
Liabilities	6,768,169	6,166,765
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	459,423	592,381
Liabilities	939,160	180,816
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	110,569	79,664
Liabilities	644,675	253,542
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	714,324	481,455
Liabilities	₩ 461,162	₩ 319,046